Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common Stock issued under employee plans, shares	2.5	3.7	6.2
Tax benefit from Common Stock issued under employee plans		$ 64	$ 103
Common Stock repurchased, shares	32.3	88.7	13.5
Stock Issued During Period, Shares, Other		11.3
Stock Issued During Period, Shares, Employee Benefit Plan		2.7